Premises and Equipment and Related Party Leases	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment and Related Party Leases

NOTE 6 - PREMISES AND EQUIPMENT AND RELATED PARTY LEASES

Year-end premises and equipment were as follows:

	2014	2013
Construction in progress	$1,128	$1,044
Land and land improvements	693	—
Buildings	1,170	—
Leasehold improvements	4,804	2,438
Furniture, fixtures, and equipment	4,129	2,594
Computer equipment and software	2,223	1,688

	14,147	7,764
Accumulated depreciation	(4,483)	(3,626)

	$9,664	$4,138

Depreciation expense was $931 and $653 for the years ended December 31, 2014 and 2013, respectively.

Operating Leases: The Company leases most of its branches, loan production, and administrative offices under operating leases. Rent expense was $2,049 and $1,311 for 2014 and 2013, respectively. Rent commitments, over the initial lease terms and intended renewal periods were as follows:

	Related Parties	Other	Total
2015	$1,798	$585	$2,383
2016	1,839	496	2,335
2017	1,865	455	2,320
2018	1,892	412	2,304
2019	1,919	402	2,321
Thereafter	17,255	3,397	20,652

Total	$26,568	$5,747	$32,315

The Company has entered into agreements to sell three buildings acquired during the acquisition of MidSouth Bank on July 1, 2014 to a related party. As of December 31, 2014, these buildings were classified as held-for-sale and totaled $4,080. These buildings will subsequently be leased by the Company upon completion of the sale. Estimated rent commitments for the 2014 lease additions, over the initial lease terms, are as follows:

	Related Parties	Other	Total
2015	$313	$—	$313
2016	390	—	390
2017	431	—	431
2018	477	—	477
2019	527	—	527
Thereafter	6,926	—	6,926

Total	$9,064	$—	$9,064